Long-term Investments - Additional Information (Detail) - CNY (¥) ¥ in Thousands		1 Months Ended		12 Months Ended
	Jun. 01, 2021	May 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Investment Holdings [Line Items]
Investments accounted for under equity method				¥ 33,949	¥ 21,389	¥ 8,895
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount				1,610
Investment accounted for at fair value					0	¥ 0
Nayuki [Member]
Summary of Investment Holdings [Line Items]
Payments to Acquire Investments	¥ 1,976
Xiaoke [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity				¥ 5,000
Equity interest in a private entity				49.00%
CCBT LANIAKEA CAPITAL FUND I L.P [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)		¥ 265
Payments to Acquire Investments				¥ 2,665
Common Stock [Member] | Nayuki [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)				(1,339)
Private Equity Funds [Member] | Right Time SPC [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)				(2,885)
Payments to acquire equity securities, FV-NI			¥ 6,373
Shenzhen Chuangbicheng Holding Co. Ltd. [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity						3.43%
Percentage of entity revenue attributable to private entity						34.87%
Nanjing Qiqian Alpha Equity Investment LLP [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity					¥ 19,000
Equity interest in a private entity					49.26%
Shanghai Dewu Chuxing Investment Management Partnership [Member]
Summary of Investment Holdings [Line Items]
Payments to acquire equity interest in a private entity				¥ 4,900
Equity interest in a private entity				47.62%